Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Provision for contingencies civil and labor
	December 31, 2025	December 31, 2024
Civil	92,888	73,114
Labor	115,745	41,846
	208,633	114,960

Current	87,291	43,820
Non-Current	121,342	71,140

Statement of changes in the provision for contingencies

Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2025:

On December 31, 2023	97,219
Accrual	106,559
Settlement	(35,291)
Reversal	(60,850)
Interest	7,323
On December 31, 2024	114,960
Accrual	164,730
Settlement	(54,775)
Reversal	(23,070)
Interest	6,788
On December 31, 2025	208,633